MATERIAL ACCOUNTING POLICIES (Disclosure of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2023
Minera Bateas S.A.C.
Disclosure of subsidiaries
Name of subsidiary	Minera Bateas S.A.C. ("Bateas")
Principal place of business of subsidiary	Peru
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Caylloma Mine
Compania Minera Cuzcatlan S.A. de C.V.
Disclosure of subsidiaries
Name of subsidiary	Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")
Principal place of business of subsidiary	Mexico
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	San Jose Mine
Mansfield Minera S.A.
Disclosure of subsidiaries
Name of subsidiary	Mansfield Minera S.A. ("Mansfield")
Principal place of business of subsidiary	Argentina
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Lindero Mine
Roxgold SANU S.A. ("Sanu")
Disclosure of subsidiaries
Name of subsidiary	Roxgold SANU S.A. (“Sanu”)
Principal place of business of subsidiary	Burkina Faso
Proportion of ownership interest in subsidiary	90.00%
Principal activity of subsidiary	Yaramoko Mine
Roxgold SANGO S.A. ("Sango")
Disclosure of subsidiaries
Name of subsidiary	Roxgold SANGO S.A. (“Sango”)
Principal place of business of subsidiary	Côte d’Ivoire
Proportion of ownership interest in subsidiary	90.00%
Principal activity of subsidiary	Séguéla Mine
Roxgold Inc.
Disclosure of subsidiaries
Name of subsidiary	Roxgold Inc.
Principal place of business of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Holding
Description of functional currency	CAD
FR Gold Mining Inc.
Disclosure of subsidiaries
Name of subsidiary	FR Gold Mining Inc.
Principal place of business of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Holding
Description of functional currency	CAD
Fortuna Silver Mines Australia Pty Ltd.
Disclosure of subsidiaries
Name of subsidiary	Fortuna Silver Mines Australia Pty Ltd.
Principal place of business of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Corporate
Description of functional currency	AUD
LGL Exploration Cte d'Ivoire SA
Disclosure of subsidiaries
Name of subsidiary	LGL Exploration Côte d’Ivoire SA
Principal place of business of subsidiary	Côte d’Ivoire
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Exploration
Description of functional currency	XOF
LGL Resources Cte d'Ivoire SA
Disclosure of subsidiaries
Name of subsidiary	LGL Resources Côte d’Ivoire SA
Principal place of business of subsidiary	Côte d’Ivoire
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Exploration
Description of functional currency	XOF